Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 1,261,554	R$ 1,126,629
Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Current	1,261,554	1,126,629	R$ 634,614
Noncurrent	9,322,035	10,858,262	11,265,416
Total	10,583,589	11,984,891	11,900,030
Funding	15,498,016	1,113,279
Unrealized gain (loss) from ESN	(3,424,254)	(132,626)
Payments	(13,389,230)	(373,764)
Interest incurred	1,670,960	1,004,112
Interest paid	(1,010,096)	(912,651)
Exchange rate change	(778,953)	(701,966)
Amortization of costs and premium	R$ 32,255	R$ 88,477
Debentures [Member] | Short And Long Term Loans And Financing [Member] | Domestic Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	06/2026	10/2024
Interest rate p.a.	17.23%	18.76%
Current	R$ 347,614	R$ 640,046	109,519
Noncurrent	519,431	431,973	1,055,249
Total	867,045	1,072,019	1,164,768
Funding	886,000
Unrealized gain (loss) from ESN
Payments	(1,090,976)	(82,574)
Interest incurred	164,954	187,332
Interest paid	(165,537)	(211,713)
Exchange rate change
Amortization of costs and premium	R$ 585	R$ 14,206
Working Capital [Member] | Short And Long Term Loans And Financing [Member] | Domestic Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	10/2025	10/2025
Interest rate p.a.	17.76%	18.84%
Current	R$ 36,632	R$ 76,710	48,239
Noncurrent	2,143	39,071	9,757
Total	38,775	115,781	57,996
Funding		110,000
Unrealized gain (loss) from ESN
Payments	(76,417)	(51,383)
Interest incurred	13,345	10,447
Interest paid	(13,934)	(11,279)
Exchange rate change
Amortization of costs and premium
Import Financing [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	05/2024	03/2023
Interest rate p.a.	14.28%	11.59%
Current	R$ 26,018	R$ 77,193	138,034
Noncurrent
Total	26,018	77,193	138,034
Funding
Unrealized gain (loss) from ESN
Payments	(45,361)	(51,889)
Interest incurred	8,415	8,780
Interest paid	(9,442)	(8,669)
Exchange rate change	(4,787)	R$ (9,063)
Amortization of costs and premium
E S N 2024 [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	07/2024	07/2024
Interest rate p.a.	3.75%	3.75%
Current	R$ 190,781	R$ 38,114	40,764
Noncurrent		1,819,315	1,947,463
Total	190,781	1,857,429	1,988,227
Funding
Unrealized gain (loss) from ESN	(14,894)	(132,626)
Payments	(1,639,173)
Interest incurred	69,936	207,028
Interest paid	(56,007)	(84,037)
Exchange rate change	(26,525)	(128,292)
Amortization of costs and premium	R$ 15	R$ 7,129
Spare Engine Facility [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	09/2024	09/2024
Interest rate p.a.	6.00%	6.00%
Current		R$ 30,265	24,651
Noncurrent		93,963	125,106
Total		124,228	149,757
Funding
Unrealized gain (loss) from ESN
Payments	(115,171)	(17,321)
Interest incurred	3,338	4,848
Interest paid	(4,686)	(3,478)
Exchange rate change	(8,057)	(9,860)
Amortization of costs and premium	R$ 348	282
Credit Facility [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	11/2024
Interest rate p.a.	0.00%
Current	R$ 92,880
Noncurrent
Total	92,880
Funding	104,377
Unrealized gain (loss) from ESN
Payments	(13,842)
Interest incurred	2,199
Exchange rate change	R$ 146
Senior Notes 2025 [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	01/2025	01/2025
Interest rate p.a.	7.00%	7.00%
Current	R$ 48,352	R$ 98,919	105,797
Noncurrent	1,652,812	3,372,353	3,598,981
Total	1,701,164	3,471,272	3,704,778
Funding
Payments	(1,592,644)
Interest incurred	138,950	234,900
Interest paid	(182,740)	(239,917)
Exchange rate change	(139,446)	(237,683)
Amortization of costs and premium	R$ 5,772	R$ 9,194
Senior Secured Notes 2026 [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	06/2026	06/2026
Interest rate p.a.	8.00%	8.00%
Current
Noncurrent	R$ 1,183,094	3,272,229	3,451,977
Total	1,183,094	3,272,229	3,451,977
Funding
Payments	(2,007,389)
Interest incurred	128,728	268,457
Interest paid	(125,675)	(271,848)
Exchange rate change	(101,462)	(232,429)
Amortization of costs and premium	R$ 16,663	R$ 56,072
Senior Secured Amortizing Notes [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	06/2026	06/2026
Interest rate p.a.	4.76%	4.76%
Current	R$ 479,148	R$ 121,111
Noncurrent	512,772	882,168
Total	991,920	1,003,279
Funding	220,634	R$ 1,003,279
Payments	(161,868)
Interest incurred	46,242
Interest paid	(44,883)
Exchange rate change	(79,089)
Amortization of costs and premium	R$ 7,605
Loan Facility [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	03/2028	03/2028
Interest rate p.a.	6.71%	7.11%
Current		R$ 27,682	50,471
Noncurrent		144,182	218,040
Total		171,864	268,511
Funding
Payments	(159,198)	(79,366)
Interest incurred	8,532	11,372
Interest paid	(10,191)	(10,944)
Exchange rate change	(12,274)	(17,964)
Amortization of costs and premium	R$ 1,267	255
Senior Secured Notes 2028 [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	03/2028
Interest rate p.a.	18.00%
Current	R$ 4,346
Noncurrent	1,300,272
Total	1,304,618
Funding	7,363,736
Payments	(6,407,576)
Interest incurred	740,357
Interest paid	(154,122)
Exchange rate change	R$ (237,777)
E S S N 2028 [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	03/2028
Interest rate p.a.	18.00%
Current	R$ 21,921
Noncurrent	3,480,439
Total	3,502,360
Funding	6,923,269
Unrealized gain (loss) from ESN	(3,409,360)
Interest incurred	284,107
Interest paid	(177,697)
Exchange rate change	R$ (117,959)
Perpetual Bonds [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Interest rate p.a.	8.75%	8.75%
Current	R$ 13,862	R$ 16,589	17,743
Noncurrent	671,072	803,008	858,843
Total	684,934	819,597	876,586
Funding
Payments	(79,615)
Interest incurred	61,857	69,533
Interest paid	(65,182)	(69,778)
Exchange rate change	R$ (51,723)	(56,744)
Amortization of costs and premium
Financing With Exlm Bank [Member] | Short And Long Term Loans And Financing [Member] | Foreign Currency Contracts [Member]
IfrsStatementLineItems [Line Items]
Maturity of the contract		10/2022
Interest rate p.a.		3.56%
Current			99,396
Noncurrent
Total			R$ 99,396
Funding
Unrealized gain (loss) from ESN
Payments		(91,231)
Interest incurred		1,415
Interest paid		(988)
Exchange rate change		(9,931)
Amortization of costs and premium		R$ 1,339